Share Based Payments - Equity Incentive Plan - Non-vested Share Awards (Table) (Details) (USD $)	6 Months Ended
Jun. 30, 2014
Number of Shares
Non vested, December 31, 2013	339,000
Granted	32,000
Non vested, June 30, 2014	371,000
Weighted Average Fair Value
Non vested, December 31, 2013	$ 4.75
Granted	$ 6.67
Non vested, June 30, 2014	$ 4.99